CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2022
Operating costs	$ 894,289	$ 3,248,689
Loss from operations	(894,289)	(3,248,689)
Other income (expense):
Change in fair value of warrant liability	(362,000)	10,956,082
Change in fair value of PIPE liability	(26,800)	(26,800)
Interest earned on cash and marketable securities held in Trust Account		113,123
Termination Fees and Expenses	(7,353,469)	(7,353,469)
Total other income (expense), net	(7,742,269)	3,688,936
Net income (loss)	$ (8,636,558)	$ 440,247
Class A ordinary shares
Other income (expense):
Weighted average shares outstanding, basic	4,459,878	8,092,696
Weighted average shares outstanding, diluted	4,459,878	8,092,696
Basic net income (loss) per share	$ (0.85)	$ 0.03
Diluted net income (loss) per share	$ (0.85)	$ 0.03
Class B ordinary shares
Other income (expense):
Weighted average shares outstanding, basic	5,750,000	5,750,000
Weighted average shares outstanding, diluted	5,750,000	5,750,000
Basic net income (loss) per share	$ (0.85)	$ 0.03
Diluted net income (loss) per share	$ (0.85)	$ 0.03